T. ROWE PRICE New York Tax-Free Bond Fund
May 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.8%
GEORGIA 0.2%
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
0.70%, 11/1/52  800 800
800
NEW YORK 96.1%
Albany County Airport Auth., 4.00%, 12/15/44  700 699
Albany County Airport Auth., Series A, 5.00%, 12/15/30  540 615
Albany County Airport Auth., Series B, 5.00%, 12/15/24 (1) 1,000 1,055
Albany County Airport Auth., Series B, 5.00%, 12/15/25 (1) 1,000 1,070
Albany County Airport Auth., Series B, 5.00%, 12/15/26 (1) 1,000 1,085
Battery Park City Auth., Senior, 4.00%, 11/1/44  1,280 1,312
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/31 (2) 750 787
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/33 (2) 650 677
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/34 (2) 500 520
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/35 (2) 500 519
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42  2,200 2,313
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 7/1/41  1,000 929
Broome County Local Dev., Good Shepherd Village at Endwell,
4.00%, 1/1/47  1,160 1,036
Broome County Local Dev., United Health Services Hosp., 4.00%,
4/1/50 (2) 3,500 3,476
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/43 (2) 600 653
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/48 (2) 1,700 1,840
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/22  100 100
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/31  100 99
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  400 386
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/44  450 453
Build New York City Resource, Children's Aid Society Project,
4.00%, 7/1/49  1,700 1,706
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (3) 1,620 1,646
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (3) 1,000 1,013
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.125%, 5/1/38 (3) 600 627
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (3) 650 683
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31  200 192

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/51  500 425
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/56  1,350 1,123
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (1)(3) 620 634
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (1)(3) 1,500 1,545
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/56 (3) 1,250 1,260
Build New York City Resource, YMCA of Greater New York, 5.00%,
8/1/32 (Prerefunded 8/1/22) (4) 1,000 1,006
Dormitory Auth. of the State of New York, Series A, 4.00%, 7/1/50  2,325 2,342
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/33  3,375 3,770
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/40  1,000 1,116
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/41  2,725 2,921
Dormitory Auth. of the State of New York, Series A, 5.00%, 7/1/48  900 995
Dormitory Auth. of the State of New York, Series D, 4.00%,
2/15/39  2,000 2,071
Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38  1,325 1,484
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/28 (Prerefunded 7/1/22) (4) 500 502
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/34 (Prerefunded 7/1/22) (4) 360 361
Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/42 (Prerefunded 7/1/22) (4) 450 451
Dormitory Auth. of the State of New York, Fordham Univ., 4.00%,
7/1/50  3,360 3,320
Dormitory Auth. of the State of New York, Fordham Univ., 5.00%,
7/1/44  2,055 2,143
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/33 (3) 1,000 1,064
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37 (3) 2,000 2,122
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/33  375 384
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/34  325 332
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/35  375 382
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/36  615 624
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 8/1/36  325 330
Dormitory Auth. of the State of New York, Maimondes Medical
Center, 4.00%, 2/1/37  285 288

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 4.00%, 7/1/38  2,000 2,075
Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/42  2,970 3,184
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/45  1,000 936
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 4.00%, 9/1/50  2,265 2,084
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/32  1,170 1,249
Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34  2,000 2,128
Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, Series A, 5.15%, 7/1/24 (5) 795 820
Dormitory Auth. of the State of New York, New York Univ., Series A,
4.00%, 7/1/46  3,050 3,092
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/38  2,000 2,206
Dormitory Auth. of the State of New York, New York Univ., Series A,
5.00%, 7/1/39  2,230 2,424
Dormitory Auth. of the State of New York, North Shore-Long Island
Jewish Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,094
Dormitory Auth. of the State of New York, Northwell Health
Obligation Group, 5.00%, 5/1/52  2,000 2,202
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/38  500 505
Dormitory Auth. of the State of New York, Pratt Institute, 5.00%,
7/1/46  1,000 1,052
Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series A, 5.00%, 7/1/37 (Prerefunded 7/1/22) (4) 1,360 1,364
Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series C, 4.00%, 7/1/49  3,500 3,589
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series B, 5.00%, 7/1/30 (Prerefunded 7/1/22) (4) 5 5
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series C, 5.25%, 7/1/25 (5) 2,000 2,160
Dormitory Auth. of the State of New York, Saint John's Univ.,
Unrefunded Balance, Series B, 5.00%, 7/1/30 (Prerefunded
7/1/22) (4) 1,300 1,304
Dormitory Auth. of the State of New York, Saint Joseph's College,
4.00%, 7/1/40  400 394
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/51  740 786
Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/34  2,800 3,121
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/25  55 55

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, School Dist., Unrefunded
Balance, Series A, 5.00%, 10/1/26  35 35
Dormitory Auth. of the State of New York, State Income Tax,
Series A, 5.00%, 6/15/31  3,805 3,868
Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/42  980 1,062
Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/46 (Prerefunded 7/1/27) (4) 2,020 2,293
Dormitory Auth. of the State of New York, Teachers College,
Series B, 5.00%, 7/1/42 (Prerefunded 7/1/22) (4) 5,000 5,016
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40 (Prerefunded 7/1/25) (4) 70 76
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41  2,420 2,551
Dormitory Auth. of the State of New York, The New School,
Unrefunded Balance, Series A, 5.00%, 7/1/40  930 967
Dormitory Auth. of the State of New York, Touro College & Univ.,
5.00%, 1/1/47  4,400 4,490
Dormitory Auth. of the State of New York, Touro College & Univ.,
Series A, 5.50%, 1/1/39  65 67
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/31  460 495
Dutchess County Local Dev., Culinary Institute of America, 5.00%,
7/1/36  860 917
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/41  200 209
Dutchess County Local Dev., Culinary Institute of America,
Series A-1, 5.00%, 7/1/46  300 311
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  1,500 433
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 1/1/55  3,700 3,441
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/34
(Prerefunded 10/15/23) (2)(4) 500 523
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/35
(Prerefunded 10/15/23) (2)(4) 500 523
Haverstraw-Stony Point Central School Dist., GO, 5.00%, 10/15/36
(Prerefunded 10/15/23) (2)(4) 460 481
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27  500 528
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
2/1/34  350 387
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34  300 312
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35  325 337

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38  2,000 2,035
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39  1,000 1,027
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/44  1,000 1,025
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/41  2,500 2,583
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/42  2,810 2,895
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/43  1,000 1,027
Hudson Yards Infrastructure, Series A, 4.00%, 2/15/44  3,500 3,589
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45  2,800 2,987
Long Island Power Auth., Electric, 5.00%, 9/1/35  1,200 1,348
Long Island Power Auth., Electric, 5.00%, 9/1/37  1,190 1,333
Long Island Power Auth., Electric, 5.00%, 9/1/39  2,275 2,541
Long Island Power Auth., Electric, 5.00%, 9/1/42  1,000 1,104
Long Island Power Auth., Electric, 5.00%, 9/1/47  2,500 2,746
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34  2,675 2,821
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/44  4,000 4,167
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/36  940 1,006
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37  1,100 1,177
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41  1,500 1,630
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/45  1,050 1,118
Madison County Capital Resource, Colgate Univ., Series A, 5.00%,
7/1/33 (Prerefunded 7/1/23) (4) 750 778
Madison County Capital Resource, Colgate Univ., Series B, 5.00%,
7/1/43  2,500 2,631
Metropolitan Transportation Auth., Series A, 5.00%, 11/15/38  3,500 3,577
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26 (2) 3,000 3,300
Metropolitan Transportation Auth., Series C-1, 5.25%, 11/15/56  2,000 2,107
Metropolitan Transportation Auth., Dedicated Tax Fund, Series A,
5.25%, 11/15/35  7,905 8,493
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A-1, VRDN, 0.60%, 11/1/31  2,300 2,300
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.00%,
11/15/49  3,000 3,186
Metropolitan Transportation Auth., Green Bond, Series A-1, 5.25%,
11/15/56  6,160 6,462
Metropolitan Transportation Auth., Green Bond, Series C, 5.00%,
11/15/40 (2) 2,000 2,113
Monroe County, GO, 5.00%, 6/1/28  600 663
Monroe County, GO, 5.00%, 6/1/29  300 331
Monroe County IDC, Rochester General Hosp., Series A, 5.00%,
12/1/37  1,890 1,902
Monroe County IDC, Rochester Regional Health Project, Series A,
4.00%, 12/1/39  1,000 987
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/34  1,200 1,387

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Monroe County IDC, Rochester Schools Modernizatio, 5.00%,
5/1/35  500 577
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/50 (3) 1,000 1,030
Monroe County IDC, True North Rochester Preparatory Charter
School Project, 5.00%, 6/1/59 (3) 1,075 1,100
Monroe County IDC, Univ. of Rochester Project, Series A, 4.00%,
7/1/50  3,950 3,952
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (3) 990 886
Nassau County IDA, Amsterdam at Harborside, Series B, 5.00%,
1/1/58  2,041 1,481
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/30  1,500 1,554
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31  1,200 1,240
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34  1,000 1,029
Nassau County Local Economic Assistance, South Nassau
Communities Hosp., 5.00%, 7/1/27  2,000 2,004
Nassau County Local Economic Assistance, Winthrop Univ. Hosp.
Assoc., 5.00%, 7/1/42 (Prerefunded 7/1/22) (4) 3,065 3,075
New Rochelle, Iona College, Series A, 5.00%, 7/1/34  400 417
New Rochelle, Iona College, Series A, 5.00%, 7/1/35  425 443
New Rochelle, Iona College, Series A, 5.00%, 7/1/40  1,000 1,039
New Rochelle, Iona College, Series A, 5.00%, 7/1/45  1,250 1,290
New York City, Series B-1, GO, 5.00%, 10/1/39  3,650 3,981
New York City, Series D-1, GO, 5.50%, 5/1/44  2,000 2,402
New York City, Series E-5, GO, VRDN, 0.60%, 3/1/48  1,550 1,550
New York City, Series F-1, GO, 4.00%, 3/1/47  2,000 2,063
New York City, Series J, GO, 5.00%, 8/1/33  2,500 2,638
New York City IDA, Yankee Stadium Project, 4.00%, 3/1/45 (2) 2,500 2,487
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/33  4,000 4,013
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45  5,000 5,463
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/34  2,000 2,225
New York City Transitional Fin. Auth., Future Tax, Series A, 5.00%,
2/1/43  4,470 4,836
New York City Transitional Fin. Auth., Future Tax, Series A-3,
5.00%, 8/1/40  2,660 2,911
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 2/1/39  2,500 2,625
New York City Transitional Fin. Auth., Future Tax, Series C-1,
4.00%, 11/1/40  3,195 3,310

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series E-3,
VRDN, 0.62%, 2/1/45  700 700
New York City Transitional Fin. Auth., Future Tax, Series I, 5.00%,
5/1/33  4,110 4,206
New York City Water & Sewer System, Series AA, 4.00%, 6/15/40  2,000 2,072
New York City Water & Sewer System, Series AA-1, 4.00%,
6/15/50  1,500 1,550
New York City Water & Sewer System, Series CC-1, 5.00%,
6/15/51  2,750 3,126
New York City Water & Sewer System, Series DD-1-2ND, 5.00%,
6/15/49  2,500 2,735
New York City Water & Sewer System, Series FF, 5.00%, 6/15/33
(Prerefunded 6/15/22) (4) 2,360 2,363
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35  4,000 4,328
New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/40  5,495 5,911
New York Convention Center Dev., Hotel Unit Fee, Series B, 5.00%,
11/15/24  200 212
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/31 (3) 1,000 1,072
New York Liberty Dev., 1 World Trade Center, 4.00%, 2/15/43  6,485 6,596
New York Liberty Dev., 3 World Trade Center, Class 1, 5.00%,
11/15/44 (3) 3,300 3,312
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 1,250 1,271
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 2, 2.625%, 9/15/69  1,550 1,441
New York Liberty Dev., Bank of America Tower at One Bryant Park,
Class 3, 2.80%, 9/15/69  1,625 1,520
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  4,285 5,060
New York Mortgage Agency, Series 239, 3.25%, 10/1/51  1,000 994
New York State Bridge Auth., Series A, 4.00%, 1/1/46  1,225 1,234
New York State Bridge Auth., Series A, 4.00%, 1/1/51  1,735 1,746
New York State Thruway Auth., Series A, 4.00%, 1/1/51  1,500 1,516
New York State Thruway Auth., Series A, 5.00%, 3/15/33  1,390 1,427
New York State Thruway Auth., Series A, 5.25%, 1/1/56  3,230 3,452
New York State Thruway Auth., Series B, 4.00%, 1/1/45 (2) 2,000 2,056
New York State Thruway Auth., Series B, 4.00%, 1/1/45  1,100 1,124
New York State Thruway Auth., Series J, 5.00%, 1/1/41  2,000 2,076
New York State Thruway Auth., Series O, 4.00%, 1/1/41  5,000 5,138
New York State Urban Dev., Personal Income Tax, Series A, 4.00%,
3/15/45  3,000 3,082
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/38  3,000 3,163

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (1) 625 589
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 3,250 3,250
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 1/1/36 (1) 2,250 2,324
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (1) 2,500 2,586
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/41 (1) 2,000 2,143
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (1) 470 499
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36 (1) 750 814
New York Transportation Dev., JFK Int'l. Airport, Series A, 4.00%,
12/1/42 (1) 500 480
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/34 (1) 1,500 1,604
New York Transportation Dev., JFK Int'l. Airport, Series A, 5.00%,
12/1/37 (1) 500 534
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/28 (1) 625 647
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/29 (1) 1,785 1,845
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/31 (1) 270 294
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/32 (1) 300 325
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l. Airport,
Series A, 5.00%, 4/1/33 (1) 300 324
Oneida County Local Dev., Hamilton College Project, 5.00%,
7/1/51  2,000 2,411
Oneida County Local Dev., Mohawk Valley Health System,
Series A, 4.00%, 12/1/49 (2) 2,000 2,022
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/39  450 446
Onondaga Civic Dev., Le Moyne College, 4.00%, 7/1/42  525 515
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/37  175 175
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/38  155 154
Onondaga Civic Dev., Le Moyne College, Series B, 4.00%, 7/1/40  450 445
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
4.00%, 12/1/47  2,500 2,530
Port Auth. of New York & New Jersey, Series 093, 6.125%, 6/1/94  2,000 2,126
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/38 (1) 2,000 2,071
Port Auth. of New York & New Jersey, Series 198, 5.25%, 11/15/56  1,535 1,647
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (1) 2,500 2,671
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/48 (1) 2,500 2,615

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43  680 743
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/48  1,000 1,086
Saratoga County Water Auth., 4.00%, 9/1/48  2,460 2,504
Schenectady County Capital Resource, Union College, 5.00%,
1/1/40  1,000 1,057
Schenectady County Capital Resource, Union College, 5.00%,
1/1/47  4,460 4,682
Schenectady County Capital Resource, Union College, 5.25%,
7/1/52 (6) 700 784
Suffolk County, Series A, GO, 5.00%, 2/1/26 (2) 5,000 5,459
Suffolk County, Series A, GO, 5.00%, 6/15/31  900 1,046
Suffolk County, Series A, GO, 5.00%, 6/15/32  775 909
Suffolk County, Series A, GO, 5.00%, 6/15/33  800 935
Suffolk County, Series A, GO, 5.00%, 6/15/34  575 670
Suffolk County, Series B, GO, 5.00%, 10/1/27 (6) 800 888
Suffolk County, Series B, GO, 5.00%, 10/1/28 (6) 675 754
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/34  410 441
Suffolk County Economic Dev., Peconic Landing, 5.00%, 12/1/40  1,500 1,602
Suffolk County Economic Dev., Saint Johnland Assisted Living,
5.375%, 11/1/54 (3) 1,275 1,158
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series B,
5.00%, 6/1/23 (Prerefunded 6/1/22) (4) 500 500
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series B,
5.00%, 6/1/24 (Prerefunded 6/1/22) (4) 710 710
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series B,
5.00%, 6/1/25 (Prerefunded 6/1/22) (4) 500 500
Triborough Bridge & Tunnel Auth., Series A, 5.00%, 11/15/29  1,545 1,588
Triborough Bridge & Tunnel Auth., Series A-1, 5.00%, 5/15/51  4,000 4,515
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25  1,460 1,481
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/44  2,750 2,828
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series A, 4.00%, 11/15/54  2,000 2,025
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42  7,060 7,710
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
4.00%, 9/1/40  1,665 1,656
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/38  1,000 1,100
Troy Capital Resource, Rensselaer Polytechnic Institute, Series A,
5.00%, 9/1/39  1,500 1,642
Trust for Cultural Resources of New York City, Carnegie Hall,
5.00%, 12/1/37  275 316
Trust for Cultural Resources of New York City, Carnegie Hall,
5.00%, 12/1/38  250 286

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Trust for Cultural Resources of New York City, Carnegie Hall,
5.00%, 12/1/39  220 251
Trust for Cultural Resources of New York City, Wildlife
Conservation Society, Series A, 5.00%, 8/1/38 (Prerefunded
8/1/23) (4) 1,000 1,039
Utility Debt Securitization Auth., 5.00%, 12/15/33  2,505 2,727
Utility Debt Securitization Auth., Series A, 5.00%, 12/15/34  2,940 3,243
Utility Debt Securitization Auth., Series B, 5.00%, 12/15/34  2,685 2,962
Westchester County Local Dev., Kendal On Hudson Project,
5.00%, 1/1/51 (6) 2,000 2,067
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/34  200 214
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/42  450 480
Westchester County Local Dev., Pace Univ., Series A, 5.00%,
5/1/34  870 890
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  1,130 1,163
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/30  425 448
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37  1,000 1,038
Western Nassau County Water Auth., Series A, 5.00%, 4/1/40
(Prerefunded 4/1/25) (4) 1,000 1,082
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/39  420 431
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/49  1,345 1,361
Yonkers Economic Dev., Charter School Education Excellence
Project, Series A, 5.00%, 10/15/54  430 433
450,607
PUERTO RICO 3.4%
Puerto Rico Commonwealth, GO, 11/1/43 (7)(8) 1,809 936
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (3)(6) 430 460
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 1,290 1,356
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  120 110
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  300 177
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,233 1,206
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  759 732
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  180 173

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  244 231
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  254 237
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  260 264
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  259 273
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  857 935
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  253 279
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  246 278
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (8)(9) 30 28
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (8)(9) 20 19
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/27 (8)(9) 160 149
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (8)(9) 45 42
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (8)(9) 55 51
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (8)(9) 220 204
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (8)(9) 75 70
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (8)(9) 90 83
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (8)(9) 10 9
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (8)(9) 810 751
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (8)(9) 185 172
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (8)(9) 55 51
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (8)(9) 50 47
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (8)(9) 20 19
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (8)(9) 55 51
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (8)(9) 45 42

T. ROWE PRICE New York Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (8)(9) 15 13
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (8)(9) 25 23
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (8)(9) 20 19
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (8)(9) 175 163
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (8)(9) 50 47
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (8)(9) 20 19
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  215 216
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  790 803
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  3,000 2,497
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  515 353
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  1,333 814
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  5,475 1,659
16,061
WISCONSIN 0.1%
Univ. of Wisconsin Hosp. & Clinics Auth., Series C, VRDN, 0.63%,
4/1/48  550 550
550
Total Investments in Securities 99.8%
(Cost $482,685) $ 468,018
Other Assets Less Liabilities 0.2% 849
Net Assets 100.0% $ 468,867
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$22,239 and represents 4.7% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by National Public Finance Guarantee Corporation
(6) When-issued security

T. ROWE PRICE New York Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(7) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(8) Non-income producing
(9) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE New York Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New York Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE New York Tax-Free Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the

T. ROWE PRICE New York Tax-Free Bond Fund

same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F74-054Q1 05/22